SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use, assets	$ 370,312
Operating lease liability, current	94,708
Operating lease liability, non-current	283,001
Total operating lease liabilities	377,709
Financing lease right-of-use assets, gross	1,294,168
Accumulated amortization	(128,324)
Finance lease right-of-use assets, net	1,165,844
Financing lease liability, current	365,463
Financing lease liability, non-current	835,467
Financing lease liability, long-term	$ 1,200,930
Weighted average remaining operating lease, term	3 years 6 months 29 days
Weighted average remaining finance lease, term	3 years 3 months
Operating leases	8.07%
Finance leases	8.01%